CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Other Accumulated Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2017		$ 560	$ 12,362,324	$ (20,284,671)		$ (7,921,787)
Balance (in Shares) at Dec. 31, 2017		5,599,268
Shares issued in private placement, net of costs		$ 222	4,474			4,696
Shares issued in private placement, net of costs (in Shares)		2,216,201
Issuance of shares in debt conversion		$ 67	4,002,951			4,003,018
Issuance of shares in debt conversion (in Shares)		672,480
Reclassification of derivative liability			1,141,995			1,141,995
Purchase and retirement of common stock		$ (1,087)	(2,173)			(3,260)
Purchase and retirement of common stock (in Shares)		(10,866,657)
Effect of merger and recapitalization pursuant to execution of Agreement and Plan of Merger and Reorganization		$ 1,920	(14,473)			(12,553)
Effect of merger and recapitalization pursuant to execution of Agreement and Plan of Merger and Reorganization (in Shares)		19,200,000
Net loss				(12,096,864)		(12,096,864)
Balance at Dec. 31, 2018		$ 1,682	17,495,098	(32,381,535)		(14,884,755)
Balance (in Shares) at Dec. 31, 2018		16,821,292
Stock-based compensation			47,023			47,023
Foreign currency translation gain/loss					4,661	4,661
Net loss				(5,823,725)		(5,823,725)
Balance at Mar. 31, 2019		$ 1,682	17,542,121	(38,205,260)	4,661	(20,656,796)
Balance (in Shares) at Mar. 31, 2019		16,821,292
Balance at Dec. 31, 2018		$ 1,682	17,495,098	(32,381,535)		(14,884,755)
Balance (in Shares) at Dec. 31, 2018		16,821,292
Net loss						(16,128,012)
Balance at Sep. 30, 2019		$ 1,957	38,172,903	(48,509,547)	(7,755)	(10,342,442)
Balance (in Shares) at Sep. 30, 2019		19,562,943
Balance at Dec. 31, 2018		$ 1,682	17,495,098	(32,381,535)		(14,884,755)
Balance (in Shares) at Dec. 31, 2018		16,821,292
Stock-based compensation			938,052			938,052
Shares issued in private placement, net of costs		$ 96	6,109,626			6,109,722
Shares issued in private placement, net of costs (in Shares)		961,942
Shares issued in exchange for debt		$ 194	14,496,677			14,496,871
Shares issued in exchange for debt (in Shares)		1,932,920
Issuance in connection with extension of debt		$ 4	299,996			300,000
Issuance in connection with extension of debt (in Shares)		40,000
Net loss				(19,390,132)		(19,390,132)
Balance at Dec. 31, 2019		$ 1,976	39,339,449	(51,771,667)		(12,430,242)
Balance (in Shares) at Dec. 31, 2019		19,756,154
Balance at Mar. 31, 2019		$ 1,682	17,542,121	(38,205,260)	4,661	(20,656,796)
Balance (in Shares) at Mar. 31, 2019		16,821,292
Stock-based compensation			25,013			25,013
Foreign currency translation gain/loss					9,239	9,239
Net loss				(5,100,628)		(5,100,628)
Balance at Jun. 30, 2019		$ 1,682	17,567,134	(43,305,888)	13,900	(25,723,172)
Balance (in Shares) at Jun. 30, 2019		16,821,292
Stock-based compensation			840,840			840,840
Foreign currency translation gain/loss					(21,655)	(21,655)
Shares issued in private placement, net of costs		$ 81	5,268,252			5,268,333
Shares issued in private placement, net of costs (in Shares)		808,731
Shares issued in exchange for debt		$ 194	14,496,677			14,496,871
Shares issued in exchange for debt (in Shares)		1,932,920
Net loss				(5,203,659)		(5,203,659)
Balance at Sep. 30, 2019		$ 1,957	38,172,903	(48,509,547)	(7,755)	(10,342,442)
Balance (in Shares) at Sep. 30, 2019		19,562,943
Balance at Dec. 31, 2019		$ 1,976	39,339,449	(51,771,667)		(12,430,242)
Balance (in Shares) at Dec. 31, 2019		19,756,154
Stock-based compensation			25,599			25,599
Forgiveness of accrued officers’ salary			150,002			150,002
Net loss				(2,807,285)		(2,807,285)
Balance at Mar. 31, 2020		$ 1,976	39,515,050	(54,578,952)		(15,061,926)
Balance (in Shares) at Mar. 31, 2020		19,756,154
Balance at Dec. 31, 2019		$ 1,976	39,339,449	(51,771,667)		(12,430,242)
Balance (in Shares) at Dec. 31, 2019		19,756,154
Net loss						(9,353,706)
Balance at Sep. 30, 2020	$ 235	$ 1,980	47,378,024	(61,125,373)		(13,745,134)
Balance (in Shares) at Sep. 30, 2020	2,350,390	19,796,154
Balance at Mar. 31, 2020		$ 1,976	39,515,050	(54,578,952)		(15,061,926)
Balance (in Shares) at Mar. 31, 2020		19,756,154
Stock-based compensation			1,881,080			1,881,080
Net loss				(3,220,541)		(3,220,541)
Balance at Jun. 30, 2020		$ 1,976	41,396,130	(57,799,493)		(16,401,387)
Balance (in Shares) at Jun. 30, 2020		19,756,154
Stock-based compensation			1,141,291			1,141,291
Issuance of Series A in connection with private placement, net of costs	$ 222		4,217,747			4,217,969
Issuance of Series A in connection with private placement, net of costs (in Shares)	2,217,500
Derivative liability			(32,906)			(32,906)
Issuance of Series A in connection with exchange of debt	$ 13		265,766			265,779
Issuance of Series A in connection with exchange of debt (in Shares)	132,890
Issuance in connection with extension of debt		$ 4	389,996			390,000
Issuance in connection with extension of debt (in Shares)		40,000
Net loss				(3,325,880)		(3,325,880)
Balance at Sep. 30, 2020	$ 235	$ 1,980	$ 47,378,024	$ (61,125,373)		$ (13,745,134)
Balance (in Shares) at Sep. 30, 2020	2,350,390	19,796,154